Note 7 - Stock Incentive Plan (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 115,113
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	313 days
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 28,765	$ 30,404